Disclosure of Detailed Information About Options Issued and Outstanding (Details)	3 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2021 shares $ / shares	Aug. 31, 2021 shares $ / shares	Nov. 30, 2020 shares $ / shares	Aug. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stok options, Outstanding, beginning of period	692,938
Weighted average exercise price | (per share)	$ 11.61	$ 14.82	$ 11.64	$ 11.79	$ 12.73
Weighted average remaining contractual term	4 years 3 months 18 days
Outstanding options	702,938	702,938	692,938	250,768	253,121
Option one [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Dec. 10, 2021
Weighted average exercise price | (per share)	$ 71.84	$ 93.30
Weighted average remaining contractual term	10 days
Outstanding options	1,564	1,564
Option two [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 30, 2022
Weighted average exercise price | (per share)	$ 118.15	$ 153.45
Weighted average remaining contractual term	6 months 29 days
Outstanding options	4,428	4,428
Option three [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 01, 2023
Weighted average exercise price | (per share)	$ 7.91	$ 11.25
Weighted average remaining contractual term	1 year 3 months 29 days
Outstanding options	84,165	84,165
Option four [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Oct. 31, 2023
Weighted average exercise price | (per share)	$ 7.91	$ 11.25
Weighted average remaining contractual term	1 year 11 months 1 day
Outstanding options	64,997	64,997
Option five [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jan. 29, 2025
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	3 years 2 months 1 day
Outstanding options	46	46
Option six [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 25, 2025
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	3 years 8 months 26 days
Outstanding options	340	340
Option seven [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Sep. 23, 2025
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	3 years 9 months 25 days
Outstanding options	11	11
Option eight [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Feb. 10, 2026
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	4 years 2 months 12 days
Outstanding options	1,443	1,443
Option nine [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 19, 2026
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	4 years 5 months 19 days
Outstanding options	4	4
Option ten [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 23, 2026
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	4 years 5 months 23 days
Outstanding options	9	9
Option eleven [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 24, 2026
Weighted average exercise price | (per share)	$ 12.21	$ 15.04
Weighted average remaining contractual term	4 years 6 months 25 days
Outstanding options	375,188	375,188
Option twelve [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 01, 2026
Weighted average exercise price | (per share)	$ 12.00	$ 14.87
Weighted average remaining contractual term	4 years 7 months 2 days
Outstanding options	10,000	10,000
Option thirteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 02, 2026
Weighted average exercise price | (per share)	$ 12.21	$ 15.08
Weighted average remaining contractual term	4 years 7 months 2 days
Outstanding options	57,762	57,762
Option fourteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 20, 2026
Weighted average exercise price | (per share)	$ 6.05	$ 7.78
Weighted average remaining contractual term	4 years 8 months 19 days
Outstanding options	32,500	32,500
Option fifteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Mar. 03, 2027
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	5 years 3 months 3 days
Outstanding options	1,256	1,256
Option sixteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 31, 2027
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	5 years 8 months 1 day
Outstanding options	159	159
Option seventeen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 03, 2027
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	5 years 11 months 4 days
Outstanding options	133	133
Option eighteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 07, 2029
Weighted average exercise price | (per share)	$ 5.38	$ 7.50
Weighted average remaining contractual term	7 years 11 months 8 days
Outstanding options	46,251	46,251
Option nineteen [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 20, 2030
Weighted average exercise price | (per share)	$ 5.06	$ 7.05
Weighted average remaining contractual term	8 years 4 months 20 days
Outstanding options	666	666
Option twenty [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Dec. 02, 2030
Weighted average exercise price | (per share)	$ 7.38	$ 9.50
Weighted average remaining contractual term	9 years 3 days
Outstanding options	1,333	1,333
Option twenty one [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 14, 2031
Weighted average exercise price | (per share)	$ 11.69	$ 14.20
Weighted average remaining contractual term	9 years 6 months 14 days
Outstanding options	10,683	10,683
Option twenty two [member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 23, 2031
Weighted average exercise price | (per share)	$ 9.82	$ 12.45
Weighted average remaining contractual term	9 years 11 months 26 days
Outstanding options	10,000	10,000